Intangible Assets (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Intangible Assets
Goodwill			$ 6,520	$ 6,520	$ 6,520	$ 6,520	$ 6,520	$ 6,520	$ 6,520	$ 6,520
Amortization of intangible assets			500	$ 500	$ 489	$ 977	1,465	$ 1,465	1,954	1,954
Intangible assets, net			$ 10,219				$ 10,219		$ 11,684	$ 13,638
Orange 142 LLC
Intangible Assets
Purchase price		$ 26,200
Goodwill	$ 4,100	$ 4,100									$ 4,100
Intangible assets acquired	$ 18,000